Ordinary Shares	12 Months Ended
Dec. 31, 2020
Stockholders Equity [Abstract]
Ordinary Shares
17.	ORDINARY SHARES

On September 2016, the Company was incorporated as a limited liability company with authorized share capital of US$ 50 divided into 5,000,000,000 ordinary shares of par value US$ 0.00001 each.

On September 5, 2018, in connection with the Reorganization, the Company divided its authorized share capital of US$ 50 into 5,000,000,000 shares comprising of:

(i)	4,363,824,941 ordinary shares of a nominal or par value of US$ 0.00001 each;
(ii)	200,000,000 Series Seed preferred shares of a nominal or par value of US$ 0.00001 each;
(iii)	66,667,000 Series A-1 preferred shares of a nominal or par value of US$ 0.00001 each;
(iv)	183,715,000 Series A-2 preferred shares of a nominal or par value of US$ 0.00001 each;
(v)	14,503,820 Series B-1 preferred shares of a nominal or par value of US$ 0.00001 each.
(vi)	171,289,239 Series B-2 preferred shares of a nominal or par value of US$ 0.00001 each.

On September 30, 2018, the Company authorized 85,351,118 Series B-3 preferred shares of a nominal or par value of US$ 0.00001 each and reduced the authorized number of ordinary shares to 4,278,473,823 shares.

On February 25, 2019, the Company authorized 87,075,383 Series B-3+ preferred shares of a nominal or par value of US$ 0.00001 each, and reduced the authorized number of ordinary shares, Series Seed preferred shares, and Series A-2 preferred shares to 4,251,747,715 shares, 191,378,675 shares and 131,987,050 shares, respectively. On that same date the Company issued 87,075,383 Series B-3+ preferred shares to investors.

Upon closing of the issuance of 206,907,594 Series C preferred shares in July 2019, the Company adopted a dual voting structure on its shares and the Company’s ordinary shares were divided into Class A and Class B ordinary shares, and all of the vested ordinary shares held by the founders were designated as Class B ordinary shares. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders’ meetings, while holders of Class B ordinary shares are entitled to ten votes per share. The number of the Company’s authorized ordinary shares has been revised and reduced accordingly to 4,044,840,121 shares, including 3,130,264,924 Class A ordinary shares and 914,575,197 Class B ordinary shares. On same date, the Company issued 157,846,049 Class B ordinary shares to several founders (Note 19(a)), repurchased 7,713,574 ordinary shares and concurrently issued 7,713,574 Series C preferred shares to investors.

In 2020, the share capital transactions are summarized as below:

(i)

The Company newly authorized 46,277,409 Class B ordinary shares, 68,832,245 Series Seed preferred shares, 66,432,971 Series C preferred shares, 66,432,971 Series D preferred shares, and 144,331,134 Series E preferred shares of a nominal or par value of US$ 0.00001 each, and reduced authorized Class A ordinary shares by 392,306,730 shares.

17.	ORDINARY SHARES (Continued)
(ii)	The Company issued 93,753,239 Class B ordinary shares to several founders, which were subject to service conditions (Note 19(a)).
(iii)

The Company repurchased 62,388,247 Class B ordinary shares. Concurrently, the Company issued 62,388,247 Series Seed preferred shares to investors. 6,443,998 ordinary shares owned by one of founders were redesignated into preferred shares (Note 19(b)).

(iv)	The Company issued 15,518,385 Class A ordinary shares as a result of accelerated vesting and exercise of share options (Note 19(d)).
(v)	The Company issued 149,363,572 Class A ordinary shares and 21,356,415 Class B ordinary shares to share Incentive Plan Trust (Note 19(e)).
(vi)

On November 19, 2020, the Company completed its IPO on the New York Stock Exchange under the symbol of "YSG". The Company issued an aggregate 67,562,500 ADSs, representing 270,250,000 Class A ordinary shares for the net proceeds of $664.7 million (RMB4.35 billion).

Upon completion of the IPO, all convertible redeemable preferred shares were converted into ordinary shares